Employee Benefit - Sensitivity Analysis of One-percentage Point Change in Assumed Rates (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Discount rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Assumption - 1% increase	$ (817)	$ (984)
Assumption - 1% decrease	960	1,159
Rate of salary increase [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Assumption - 1% increase	912	1,095
Assumption - 1% decrease	$ (796)	$ (953)